Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Parenthetical) (Detail)			12 Months Ended
	Mar. 22, 2022 PHP (₱)	Mar. 22, 2022 USD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 USD ($)
Disclosure Of Pre Tax Exposure To Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Exchange rate			55.82	1.00
Foreign currency exchange risk [Member]
Disclosure Of Pre Tax Exposure To Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Exchange rate	54.52	1.00	55.82	1.00	50.97	1.00